Annual Report

December 31, 2001                            Pilgrim VIT Worldwide Growth

Pilgrim Variable Insurance Trust


                               [GRAPHIC OF ABACUS]


                                                              [LOGO] ING PILGRIM
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                                TABLE OF CONTENTS
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          Letter to Shareholders ...............................     1
          Portfolio Managers' Report ...........................     2
          Index Descriptions ...................................     4
          Report of Independent Auditors .......................     5
          Statement of Assets and Liabilities ..................     6
          Statement of Operations ..............................     7
          Statements of Changes in Net Assets ..................     8
          Financial Highlights .................................     9
          Notes to Financial Statements ........................    10
          Portfolio of Investments .............................    13
          Shareholder Meeting ..................................    16
          Additional Information ...............................    17
          Director/Trustee and Officer Information .............    18
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                            LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the December 31, 2001 Annual Report for Pilgrim Variable Insurance Trust (formerly, ING Variable Insurance Trust, the "Trust"). The Fund included in this report is the Pilgrim VIT Worldwide Growth Fund (formerly ING Global Brand Names Fund, the "Fund").

In April 2001, the Trust changed its name to Pilgrim Variable Insurance Trust and the Fund changed its name to Pilgrim VIT Global Brand Names Fund. Effective May 9, 2001, the Fund changed its name to Pilgrim VIT Worldwide Growth Fund. Effective May 5, 2001, ING Pilgrim Investments, LLC became the Investment Manager of the Fund and ING Investment Management Advisors B.V. ceased serving as Sub-Adviser to the Fund.

On March 1, 2002, several name changes are scheduled to take place with the Pilgrim Funds to reflect our new association with the Aetna Funds under ING Group. The integrated fund family will be called ING Funds. You will receive further communications regarding these changes as they become effective. Effective March 4, 2002, we anticipate the Pilgrim Funds investors will have access to and exchangeability with the Aetna Funds, providing you an even wider array of investment options to help you meet your financial goals.

At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. ING Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.

Sincerely,

ING Pilgrim Investments, LLC
February 11, 2002

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PILGRIM VIT WORLDWIDE
GROWTH FUND                                           Portfolio Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Mary Lisanti, Executive Vice President and Portfolio Manager; Philip A. Schwartz, Senior Vice President and Portfolio Manager; Richard T. Saler, Senior Vice President and Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Pilgrim VIT Worldwide Growth Fund (the "Fund") seeks long term capital appreciation by investing at least 65% of its assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Fund generally invests at least 75% of its assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in countries with emerging securities markets when the portfolio managers' believe they present attractive opportunities.

Market Overview:

U.S. Market: The U.S. stock market suffered its second consecutive down year as internal and external forces combined to undermine confidence in the markets. While the year began with a surprise rate cut from the Federal Reserve and continued with eleven rate cuts in total, monetary policy was unable to prevent the U.S. economy from sliding into recession. The Federal Funds rate began the year at 6.50% but closed the year at 1.75%, moving past levels not seen since the early 1960's. Moving in the opposite direction, the unemployment situation ended its eight years of improvement by rising from 4.0% to 5.8% by December. However, the deterioration in economic and market conditions were punctuated by the tragic events of September 11th, which sent the markets into their final capitulation. As confidence grew in the country's leadership and the success of the military response, the markets found a bottom and closed the year with their first three month winning streak since the final quarter of 1999. For the year, it was a year that favored value strategies as opposed to growth, as corporate earnings deteriorated throughout the year. Of the eleven sectors in the S&P 500 Index ("S&P 500"), only two sectors generated gains for the year: basic materials and consumer cyclicals. The broadest equity market benchmarks turned in their second straight year of losses. For the Dow Jones Industrial Average ("Dow"), it was the first time the benchmark had consecutive annual losses since 1977-78. The S&P 500 and the Nasdaq Composite Index ("Nasdaq") suffered their first back-to-back yearly losses since 1973-74. The Dow dropped 7.10% in 2001, while the S&P 500 fell 11.88%. The Nasdaq had a double-digit loss for the second year in a row, dropping 21.05% in 2001 after plunging 39.29% in 2000. Small and mid cap stocks fared much better on a relative basis in 2001, as the S&P MidCap 400 Index fell 0.61%, while the Russell 2000 Index actually gained 2.49%.

Foreign Markets: We referred in our semi-annual report to international economies and markets coming to terms with a rapid economic slowdown led by the U.S. after a period of denial that the economic linkages would be that close. By the end of the year, however, Japan had drifted back into recession and the Eurozone economy had all but ground to a halt. Only in the United Kingdom did GDP growth remain at anything like its long-term potential with the help of free spending consumers. World markets outside of the U.S. fell by 22.6% in U.S. dollars in 2001. The damage was evenly spread between the two halves of the year, but the second half appeared better because foreign currencies were firmer against the dollar. This was despite the events of September 11th. For the year the Japanese market slumped by 29.9%, the Eurozone markets fell 24.5% and the United Kingdom dropped 16.1%.

Performance: For the year ended December 31, 2001, the Fund, excluding any charges, fell 18.50%, while the MSCI World Index dropped 15.91% over the same period.

Portfolio Specifics:

U.S. Market: The Fund's strategy of investing in large growth stocks was clearly out of favor in 2001, with a wide disparity between growth and value stocks-the Russell 1000 Growth Index dropped 20.42% for the year, while the Russell 1000 Value Index slipped only 5.59%. The domestic portion of the Fund began the year in a very defensive posture with significant overweights in healthcare and energy. In response to the Federal Reserve rate cuts in January, we began to move into more economically sensitive sectors such as technology. Although we began to see a sign of improvement in the late spring/early summer, in retrospect, we were several months too early in becoming more economically sensitive. We continued to use market volatility to our investors' advantage; during the last part of September, we used the weakness as an opportunity to upgrade the quality of our holdings by initiating or adding to positions on weakness. For the last quarter of 2001, the portfolio had a very strong cyclical bent, as evidenced by our two most significant themes, "The New Consumer" and "The Ubiquitous Semiconductor."

Foreign Markets: The defensiveness of the first half was replaced by bargain hunting among the beaten down technology and media companies with relatively strong financial positions. Indeed some defensive names had become so pricey that they were no longer defensive. The international part of the Fund also reduced its exposure to Japan during the second half as we lost patience with Prime Minister Koizumi's slow progress in achieving economic reform.

Market Outlook:

U.S. Market: The market outlook for 2002 is optimistic. All evidence points to a secular market bottom having occurred in late September 2001. The combination of the last few rate cuts, which brought real interest rates to zero, and the government stimulus due to military actions should help repair our economy. We entered 2001 with the macro environment as good as it has ever been; we ended the year with it as bad as it has ever been. We begin 2002 with an enormous amount of fear, uncertainty, and confusion. The odds are that as we move throughout the year, the economic climate will improve, not worsen. Our strategy looking into 2002 is to focus on companies that have strong operating leverage, the potential for strong earnings growth, and an attractive valuation. We have spent a substantial amount of time analyzing

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                                                           PILGRIM VIT WORLDWIDE
Portfolio Managers' Report                                           GROWTH FUND
--------------------------------------------------------------------------------

turnaround stories, as these companies offer the potential for greater appreciation given the additional focus on their business above and beyond the cyclical recovery. After one of the longest and deepest bear markets since the early 1970's, we feel that there are opportunities for significant capital appreciation in the U.S. equity market. However, every recovery creates a new set of winners and losers, and this recovery will be no different. We feel that the advantage will go to active money managers that are capable of performing independent, in-depth research with a disciplined investment process.

Foreign Markets: The managers believe an economic recovery is underway in the U.S. and to a lesser extent Europe. Growth is likely to be muted and profits challenged by continued pricing pressure. We continue to maintain a bottom-up bias to equity selection focusing on financially strong companies with attractive valuations and track records. Interest sensitive stocks have become more attractive due to their underperformance in the latest quarter. The Fund will continue to deploy a "barbell" approach owning stocks which benefit from a strong profit recovery as well as those which will benefit if growth disappoints. Weightings in these sectors will shift depending on market opportunities on a risk reward basis.

                                               4/28/00       12/00      12/31/01
                                               -------      -------      -------
Pilgrim VIT Worldwide Growth Fund              $10,000      $ 8,837      $ 7,202
MSCI World Index                               $10,000      $ 8,907      $ 7,489

                                                        Average Annual
                                                 Total Returns for the Periods
                                                    Ended December 31, 2001
                                                 ------------------------------
                                                                Since Inception
                                                 1 Year             04/28/00
                                                 ------             --------
Pilgrim VIT Worldwide Growth Fund                -18.50%            -17.75%
MSCI World Index                                 -15.91%            -15.93%(1)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Pilgrim VIT Worldwide Growth Fund against the MSCI World Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown without any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Total returns reflect the fact that the Investment Manager and Distributor have voluntarily agreed to waive a portion of their management and distribution fees and to pay other operating expenses otherwise payable by the Fund. Total returns would have been lower had there been no deferral waiver or reimbursement to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.


The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for index is shown from 5/1/00.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks, including fluctuation and political risks not found in investments that are solely domestic.

                 See accompanying index descriptions on page 4.

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                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 Index is a widely recognized unmanaged index of 500 common stocks.

The Nasdaq Composite Index is a broad based unmanaged capitalization-weighted index of all NASDAQ National Market and SmallCap stocks.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index.

The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index is an index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The MSCI World Index is an average-weighted index by market value and measures the performance of approximately 1,450 securities representing 20 countries.

                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

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                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pilgrim VIT Worldwide Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Pilgrim VIT Worldwide Growth Fund (formerly ING Global Brand Names Fund) as of December 31, 2001, and the related statement of operations and statement of changes in net assets for the year then ended and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the period of April 28, 2000 (commencement of operations) to December 31, 2000 were audited by other auditors whose report thereon dated February 7, 2001 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, except those identified as having been audited by other auditors, present fairly, in all material respects, the financial position of the Pilgrim VIT Worldwide Growth Fund, as of December 31, 2001, the results of its operations, changes in net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP


Los Angeles, California
February 8, 2002

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           STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2001
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at market value*                                     $ 21,353,487
Short-term investments, at amortized cost                                          2,496,058
Cash                                                                                 156,610
Foreign currencies, at market value**                                                125,703
Receivables:
  Investment securities sold                                                         379,727
  Fund shares sold                                                                    29,339
  Dividends and interest                                                               5,670
Prepaid expenses                                                                         973
Reimbursement due from investment manager                                            116,615
                                                                                ------------
  Total assets                                                                    24,664,182
                                                                                ============
LIABILITIES:
Payable for investment securities purchased                                          471,915
Payable for fund shares redeemed                                                     146,936
Payable to affiliates                                                                 14,125
Other accrued expenses and liabilities                                                47,714
                                                                                ------------
  Total liabilities                                                                  680,690
                                                                                ------------
NET ASSETS (equivalent to $7.18 per share on 3,342,050 shares outstanding)      $ 23,983,492
                                                                                ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital--shares of beneficial interest at $0.001 par value (unlimited
 shares authorized)                                                             $ 27,761,542
Undistributed net investment income                                                       --
Accumulated net realized loss on investments and foreign currencies               (4,104,211)
Net unrealized appreciation of investments and foreign currencies                    326,161
                                                                                ------------
NET ASSETS                                                                      $ 23,983,492
                                                                                ============
* Cost of securities                                                            $ 21,029,085
** Cost of foreign currencies                                                   $    125,277

                 See Accompanying Notes to Financial Statements

         STATEMENT OF OPERATIONS for the Year Ended December 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding tax)*                                     $    123,475
Interest                                                                              47,464
                                                                                ------------
  Total investment income                                                            170,939
                                                                                ------------
EXPENSES:
Investment management fees                                                           158,957
Distribution fees                                                                     39,646
Transfer agent fees                                                                   32,343
Administrative and service fees                                                          605
Custodian and fund accounting fees                                                   116,810
Printing and postage expenses                                                         41,849
Professional fees                                                                     54,380
Trustee fees                                                                           7,000
Registration fees                                                                      7,154
Miscellaneous expenses                                                                12,329
                                                                                ------------
  Total expenses                                                                     471,073
Less: Expenses waived and reimbursed by investment manager                           275,744
                                                                                ------------
  Net expenses                                                                       195,329
                                                                                ------------
Net investment loss                                                                  (24,390)
                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized loss on investments                                                  (4,093,149)
Net realized loss on foreign currencies                                             (161,004)
Net change in unrealized appreciation of investments and foreign currencies        1,370,731
                                                                                ------------
  Net realized and unrealized loss on investments and foreign currencies          (2,883,422)
                                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ (2,907,812)
                                                                                ============
* Foreign withholding taxes                                                     $      9,441

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Year           Period
                                                                                     Ended           Ended
                                                                                  December 31,    December 31,
                                                                                     2001            2000(1)
                                                                                  ------------    ------------
FROM OPERATIONS:
Net investment loss                                                               $    (24,390)   $     (5,276)
Net realized gain (loss) on investments and foreign currencies                      (4,254,153)         22,499
Net change in unrealized appreciation (depreciation) of investments and foreign
 currencies                                                                          1,370,731      (1,044,570)
                                                                                  ------------    ------------
Net decrease in net assets resulting from operations                                (2,907,812)     (1,027,347)
                                                                                  ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net realized gain from investments                                                          --         (22,499)
In excess of net realized gain                                                              --          (7,746)
                                                                                  ------------    ------------
Net decrease in net assets resulting from dividends to shareholders                         --         (30,245)
                                                                                  ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                    25,064,397      13,729,530
Shares resulting from dividend reinvestments                                                --          30,245
                                                                                  ------------    ------------
                                                                                    25,064,397      13,759,775
Cost of shares redeemed                                                             (8,429,800)     (2,445,476)
                                                                                  ------------    ------------
Net increase in net assets resulting from capital share transactions                16,634,597      11,314,299
                                                                                  ------------    ------------
Net increase in net assets                                                          13,726,785      10,256,707
NET ASSETS:
Beginning of period                                                                 10,256,707              --
                                                                                  ------------    ------------
End of period                                                                     $ 23,983,492    $ 10,256,707
                                                                                  ============    ============
Undistributed net investment income at end of period                              $         --    $         --
                                                                                  ============    ============

(1) Fund commenced operations on April 28, 2000.

                 See Accompanying Notes to Financial Statements

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                                                           PILGRIM VIT WORLDWIDE
FINANCIAL HIGHLIGHTS                                                 GROWTH FUND
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   Year               Period
                                                                   Ended               Ended
                                                             December 31, 2001   December 31, 2000(1)
                                                             -----------------   --------------------
Per Share Operating Performance:
 Net asset value, beginning of period                    $           8.81               10.00
 Income from investment operations:
 Net investment loss                                     $          (0.01)               0.00(5)
 Net realized and unrealized loss on investments
 and foreign currencies                                  $          (1.62)              (1.16)
 Total from investment operations                        $          (1.63)              (1.16)
 Less distributions from:
 Net realized gains on investments                       $             --                0.02
 In excess of net realized gains on investments          $             --                0.01
 Total distributions                                     $             --                0.03
 Net asset value, end of period                          $           7.18                8.81
 Total Return(2)                                         %         (18.50)             (11.62)
Ratios and Supplemental Data:
 Net assets, end of period (000's)                       $         23,983              10,257
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)          %           1.23                1.23
 Gross expenses prior to expense reimbursement(3)        %           2.97                2.97
 Net investment loss after expense reimbursement(3)(4)   %          (0.15)              (0.11)
 Portfolio turnover rate                                 %            252                  11

----------
(1)  Fund commenced operations on April 28, 2000.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for the periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(5)  Per share amount is less than $0.005.

                 See Accompanying Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS as of December 31, 2001
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Pilgrim VIT Worldwide Growth Fund is a separately managed portfolio (formerly ING Global Brand Names Fund, the "Fund") of the Pilgrim Variable Insurance Trust (formerly ING Variable Insurance Trust, the "Trust"). The Trust was organized as a Delaware business trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the Fund and seven other managed portfolios: ING Large Cap Growth Fund, ING Growth & Income Fund, ING International Equity Fund, ING Income Allocation Fund, ING Balanced Allocation Fund, ING Growth Allocations Fund, and ING Aggressive Growth Allocation Fund, which have not commenced operations. The Fund commenced operations on April 28, 2000. Shares of the Trust are offered to separate accounts as an investment medium for variable contracts issued by life insurance companies.

On November 1, 2000, ING Pilgrim Securities, Inc. (the "Distributor") became the Distributor of the Fund. This was in conjunction with the ING Groep N.V. (NYSE:ING) acquisition of ReliaStar Financial Corp., the indirect parent company of the Distributor on September 1, 2000. Prior to November 1, 2000 ING Funds Distributor, Inc. was the Fund's Distributor.

Security Valuation. Securities listed on an exchange or trading in the over-the-counter market are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the closing bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities for which market quotations are not readily available are valued at the fair value as determined in good faith by or at the direction of the Board of Trustees. Bonds and other fixed income securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. The amortized cost method of valuation is used with respect to debt obligations with 60 days or less remaining to maturity at the date of acquisition, which constitutes fair value as determined by the Board of Trustees.

Security Transactions and Investment Income. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

Distributions to Shareholders. Dividends from net investment income and net realized gains, if any are declared and paid annually by the Fund.

The Fund may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

At December 31, 2001, the following reclassifications were made:

                              Accumulated                 Accumulated
         Paid-In            net investment             net realized gain
         capital             income (loss)           (loss) on investments
         -------             -------------           ---------------------
        $(185,316)              $25,101                    $160,215

Foreign Currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gain (loss) on foreign currency transactions represents the foreign exchange: (1) gains and losses from the sale of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. Net change in unrealized appreciation (depreciation) of investments and foreign currencies arise from changes in the value of assets and liabilities including investment in securities at fiscal year end, resulting from changes in the exchange rates.

--------------------------------------------------------------------------------

Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the funds' net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At December 31, 2001, the Fund did not have any open forward foreign currency contracts.

Repurchase Agreements. The Fund's custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Fund intends not to be subject to any federal excise tax.

Capital loss carryforwards available for Federal income tax purposes as of December 31, 2001 were $3,218,661, and are scheduled to expire during 2009-2010. To the extent any future capital gains are offset by those loss carryforwards, such gains may not be distributed to shareholders.

Management's Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT MANAGER AND DISTRIBUTOR

ING Mutual Funds Management Co. LLC (the "Previous Manager"), a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Group"), served as the manager of the Fund pursuant to a Management Agreement with the Trust. Effective May 5, 2001, ING Pilgrim Investments, LLC ("Investment Manager") became the Investment Manager of the Fund. The Trust pays the Investment Manager for its services under the Management Agreement a fee, payable monthly, based on an annual rate of 1.00% of the average daily net assets of the Fund.

The Previous Manager had entered into a Sub-Advisory Agreement with ING Investment Management Advisors B.V. (the "Sub-Adviser"), a wholly-owned indirect subsidiary of ING Group. Under the Sub-Advisory Agreement, the Sub-Adviser had full investment discretion and made all determinations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities and other investments. Effective May 5, 2001, the Sub-Adviser ceased serving as Sub-Adviser to the Fund.

The Investment Manager has entered into an expense limitation contract with the Fund, under which it will limit expenses of the Fund to the extent of 1.23% of the value of the Fund's average daily net assets, excluding interest, taxes, brokerage and extraordinary expenses. Fee waivers and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated expense limit.

--------------------------------------------------------------------------------

The Trust, on behalf of the Fund, has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act. The Fund pays the Distributor monthly, based on an annual rate of up to 0.25% of the Fund's average daily net assets. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Fund.

At December 31, 2001, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

               Accrued
             Investment              Accrued
             Management            Distribution
                Fee                    Fee                   Total
             ----------            ------------             -------
              $9,384                 $4,741                 $14,125

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended December 31, 2001, were as follows:

Aggregate purchases     $51,907,021
Aggregate sales         $37,576,923

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars, were as follows:

                                                Year Ended December 31, 2001
                                             ----------------------------------
                                               Shares                 Amount
                                             ----------            ------------
Shares sold                                   3,303,062            $ 25,064,397
Shares reinvested                                    --                      --
Shares redeemed                              (1,124,917)             (8,429,800)
                                             ----------            ------------
Net increase                                  2,178,145            $ 16,634,597
                                             ==========            ============

                                              Period Ended December 31, 2000(1)
                                             ----------------------------------
                                               Shares                 Amount
                                             ----------            ------------
Shares sold                                   1,431,887            $ 13,729,530
Shares reinvested                                 3,361                  30,245
Shares redeemed                                (271,343)             (2,445,476)
                                             ----------            ------------
Net increase                                  1,163,905            $ 11,314,299
                                             ==========            ============

----------
(1) Fund commenced operations on April 28, 2000.

NOTE 5 -- CONCENTRATION OF RISK

Foreign Securities. The Fund may invest in foreign securities. Investments in foreign securities may entail risks not present in domestic investments. Since investments of securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments.

Non-Diversified. The Fund is classified as a non-diversified investment company under the Investment Company Act, which means that the Fund is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

NOTE 6 -- SUBSEQUENT EVENTS

Effective May 1, 2002 the following change to the name of the Fund will occur:

Old Name                                New Name
--------                                --------
Pilgrim VIT Worldwide Growth Fund       ING VP Worldwide Growth Portfolio

Effective March 1, 2002, the Investment Manager and Distributor will change their names as follows:

Old Name                                New Name
--------                                --------
ING Pilgrim Investments, LLC            ING Investments, LLC
ING Pilgrim Securities, Inc.            ING Funds Distributor, Inc.

Pilgrim VIT
Worldwide
Growth
Fund
                PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 87.68%
                     BERMUDA: 0.98%
     8,700     @     Accenture Ltd.                                $    234,204
                                                                   ------------
                     Total Bermuda                                      234,204
                                                                   ------------
                     CANADA: 1.99%
     3,900           Alberta Energy Co. Ltd.                            147,615
    17,400           Bombardier, Inc.                                   180,339
     2,700           Cameco Corp.                                        66,852
     7,500           Placer Dome, Inc.                                   81,825
                                                                   ------------
                     Total Canada                                       476,631
                                                                   ------------
                     DENMARK: 1.46%
     2,175           Novo-Nordisk A/S                                    88,925
     2,700           TDC A/S ADR                                         47,520
     6,000           TDC A/S                                            213,703
                                                                   ------------
                     Total Denmark                                      350,148
                                                                   ------------
                     FINLAND: 2.45%
    19,000           Nokia OYJ                                          467,016
     9,340           Stora Enso OYJ                                     118,845
                                                                   ------------
                     Total Finland                                      585,861
                                                                   ------------
                     FRANCE: 4.52%
     3,030           Aventis SA                                         215,062
     6,700           AXA                                                139,952
     7,470     @     Infogrames Entertainment                            90,417
     2,670           Societe Generale                                   149,350
       550           TotalFinaElf SA                                     78,516
     2,200           Valeo SA                                            84,899
     5,971           Vivendi Universal SA                               326,823
                                                                   ------------
                     Total France                                     1,085,019
                                                                   ------------
                     GERMANY: 3.01%
       700           Adidas-Salomon AG                                   52,021
       820           Allianz AG                                         193,762
     3,690           Deutsche Bank AG                                   260,429
     3,100           E.ON AG                                            161,126
       200           Muenchener Rueckversicherungs AG                    54,290
                                                                   ------------
                     Total Germany                                      721,628
                                                                   ------------
                     HONG KONG: 1.27%
    17,000           Cheung Kong Holdings Ltd.                          176,044
     7,321     @     China Mobile Hong Kong Ltd. ADR                    127,971
                                                                   ------------
                     Total Hong Kong                                    304,015
                                                                   ------------
                     IRELAND: 1.60%
     6,000           CRH PLC                                            105,465
     1,900     @     Elan Corp. PLC ADR                                  85,614
    30,300     @     Ryanair Holdings PLC                               191,465
                                                                   ------------
                     Total Ireland                                      382,544
                                                                   ------------
                     ISRAEL: 0.69%
     2,700           Teva Pharmaceutical Industries ADR                 166,401
                                                                   ------------
                     Total Israel                                       166,401
                                                                   ------------
                     ITALY: 1.05%
    25,400           Banca Fideuram S.p.A.                              203,228
     4,600           Sanpaolo IMI S.p.A.                                 49,333
                                                                   ------------
                     Total Italy                                        252,561
                                                                   ------------
                     JAPAN: 6.14%
     1,100           Advantest Corp.                                     62,301
     2,300           Fanuc Ltd.                                          97,962
    14,000           Hitachi Ltd.                                       102,588
     7,000           Honda Motor Co. Ltd.                               279,444
     4,000           Matsushita Electric Industrial Co. Ltd.             51,385
     1,000           Mitsui Fudosan Co. Ltd.                              7,633
       800           Murata Manufacturing Co. Ltd.                       47,996
     5,000           NEC Corp.                                           51,027
     4,000           Nomura Holdings, Inc.                               51,294
       400           Nomura Research Institute                           46,958
        12           NTT Docomo, Inc.                                   141,058
     8,000           Sekisui House Ltd.                                  58,011
     6,600           Sony Corp.                                         301,763
     1,300           Tokyo Electron Ltd.                                 63,804
     4,300           Toyota Motor Corp.                                 108,969
                                                                   ------------
                     Total Japan                                      1,472,193
                                                                   ------------
                     NETHERLANDS: 1.46%
     4,179     @     ASML Holding NV                                     72,601
     3,300           Koninklijke Ahold NV                                95,981
     1,900           Koninklijke Philips Electronics NV                  56,445
     2,490           Royal Dutch Petroleum Co.                          126,096
                                                                   ------------
                     Total Netherlands                                  351,123
                                                                   ------------
                     NORWAY: 0.47%
     6,000           Norske Skogindustrier A.S.                         112,655
                                                                   ------------
                     Total Norway                                       112,655
                                                                   ------------
                     SINGAPORE: 1.05%
    10,500     @     Flextronics Intl. Ltd.                             251,895
                                                                   ------------
                     Total Singapore                                    251,895
                                                                   ------------
                     SOUTH KOREA: 0.26%
     3,800           Korea Electric Power Corp.                          63,019
                                                                   ------------
                     Total South Korea                                   63,019
                                                                   ------------
                     SPAIN: 0.94%
     3,417           Banco Popular Espanol                              112,157
     4,900     @     Sogecable SA                                       113,386
                                                                   ------------
                     Total Spain                                        225,543
                                                                   ------------
                     SWEDEN: 0.52%
    23,525           Swedish Match AB                                   124,886
                                                                   ------------
                     Total Sweden                                       124,886
                                                                   ------------
                     SWITZERLAND: 3.11%
       900           Adecco SA                                           48,937
       360           Givaudan                                           109,748
       850           Nestle SA                                          181,287
     3,065           Novartis AG                                        110,796
     2,430           Roche Holding AG                                   173,488
     2,410           UBS AG                                             121,676
                                                                   ------------
                     Total Switzerland                                  745,932
                                                                   ------------
                     TAIWAN: 2.57%
    15,400     @     Taiwan Semiconductor Manufacturing Co.
                       Ltd. ADR                                         264,418
    36,800     @     United Microelectronics ADR                        353,280
                                                                   ------------
                     Total Taiwan                                       617,698
                                                                   ------------
                     UNITED KINGDOM: 10.80%
    13,685           BAA PLC                                            109,527
     5,315           Barclays PLC                                       175,794
    11,700           BP PLC                                              90,834
    11,475     @     British Sky Broadcasting PLC                       126,123
     4,520           Cable & Wireless PLC                                21,718
    31,360           Cadbury Schweppes PLC                              199,696
    26,840           Capita Group PLC                                   191,302
    53,400           Corus Group PLC                                     55,898
    13,070           Diageo PLC                                         149,164
    15,800     @     HSBC Holdings PLC                                  185,906
     8,200           Imperial Tobacco Group PLC                         108,009
     9,000           London Stock Exchange PLC                           55,217
    11,000           Pearson PLC                                        126,499
     7,470           Pizzaexpress PLC                                    97,091
    16,000           Provident Financial PLC                            150,037
     6,480           Reckitt Benckiser PLC                               94,209
     9,220           Reed Intl. PLC                                      76,406
     5,675           Rio Tinto PLC                                      108,578
     6,640           Royal Bank of Scotland Group PLC                   161,408
     6,600           United Business Media PLC                           46,058
    99,500           Vodafone Group PLC                                 260,023
                                                                   ------------
                     Total United Kingdom                             2,589,497
                                                                   ------------

                 See Accompanying Notes to Financial Statements

Pilgrim VIT
Worldwide
Growth
Fund
          PORTFOLIO OF INVESTMENTS as of December 31, 2001 (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                     UNITED STATES: 41.34%
     4,300           Anadarko Petroleum Corp.                      $    244,455
     4,000     @     Applied Materials, Inc.                            160,400
     9,500           Baker Hughes, Inc.                                 346,465
     3,500           Bank of America Corp.                              220,325
     4,900     @     Bed Bath & Beyond, Inc.                            166,110
     6,400     @     Broadcom Corp.                                     262,272
    10,600     @     Brocade Communications System                      351,072
     8,400           Carnival Corp.                                     235,872
    21,500           Charles Schwab Corp.                               332,605
    14,600     @     Cisco Systems, Inc.                                264,406
     2,200           Citigroup, Inc.                                    111,056
     7,000     @     Clear Channel Communications                       356,370
     3,500     @     Costco Wholesale Corp.                             155,330
     4,700     @     Cypress Semiconductor Corp.                         93,671
    10,000     @     Dell Computer Corp.                                271,800
     2,600     @     eBay, Inc.                                         173,940
     2,200     @     Forest Laboratories, Inc.                          180,290
     3,900     @     Genzyme Corp.                                      233,454
     2,100     @     Gilead Sciences, Inc.                              138,012
     1,300           Goldman Sachs Group, Inc.                          120,575
     6,300     @     Guidant Corp.                                      313,740
     5,000     @     IDEC Pharmaceuticals Corp.                         344,650
    10,300           Intel Corp.                                        323,935
     2,700           International Business Machines Corp.              326,592
     2,200           Lehman Brothers Holdings, Inc.                     146,960
     2,000     @     Lexmark Intl., Inc.                                118,000
     8,400           Lowe's Cos.                                        389,844
     4,000     @     Maxim Integrated Products                          210,040
     6,400           McDonald's Corp.                                   169,408
     8,800     @     Micron Technology, Inc.                            272,800
     2,400     @     Microsoft Corp.                                    159,048
     5,000           Morgan Stanley Dean Witter & Co.                   279,700
     8,500     @     National Semiconductor Corp.                       261,715
     4,000           Nike, Inc.                                         224,960
     2,500     @     Nvidia Corp.                                       167,250
     8,100     @     Peoplesoft, Inc.                                   325,620
     7,900     @     Sanmina-SCI Corp.                                  157,210
       500           Schlumberger Ltd.                                   27,475
     4,200     @     Siebel Systems, Inc.                               117,516
    11,800           Southwest Airlines                                 218,064
     7,500     @     Sun Microsystems, Inc.                              92,250
     3,500           Texas Instruments, Inc.                             98,000
     7,400     @     Univision Communications, Inc.                     299,404
     6,600     @     Veritas Software Corp.                             295,878
     7,600           Walt Disney Co.                                    157,472
                                                                   ------------
                     Total United States                              9,916,011
                                                                   ------------
                     Total Common Stock (Cost $20,779,805)           21,029,464
                                                                   ------------
  PREFERRED STOCK: 1.35%
                     BRAZIL: 0.32%
     3,500           Empresa Brasileira de Aeronautica SA ADR            77,455
                                                                   ------------
                     Total Brazil                                        77,455
                                                                   ------------
                     GERMANY: 1.03%
     3,390           Rhoen Klinikum AG                                  174,238
     1,290           Henkel KGaA                                         72,330
                                                                   ------------
                     Total Germany                                      246,568
                                                                   ------------
                     Total Preferred Stock (Cost $249,280)              324,023
                                                                   ------------
                     Total Long-Term Investments
                       (Cost $21,029,085)                            21,353,487
                                                                   ------------

Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 10.41%
                     U.S. Government Obligations: 10.41%
$1,000,000           Federal Home Loan Mortgage Discount Notes,
                       1.480%, due 01/02/02                        $  1,000,000
 1,500,000           United States Treasury Bills, 0.000%,
                       due 02/28/02                                   1,496,058
                                                                   ------------
                                                                      2,496,058
                                                                   ------------
                     Total Short-Term Investments
                       (Cost $2,496,058)                              2,496,058
                                                                   ------------
                     Total Investments in Securities
                       (Cost $23,525,143)*               99.44%    $ 23,849,545
                     Other Assets and Liabilities-Net     0.56%         133,947
                                                        ------     ------------
                     Net Assets                         100.00%    $ 23,983,492
                                                        ======     ============

* Cost for federal income tax purposes is $23,808,682. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $  1,008,446
                     Gross Unrealized Depreciation                     (967,583)
                                                                   ------------
                     Net Unrealized Appreciation                   $     40,863
                                                                   ============

@    Non-income producing security
ADR  American Depository Receipt

                 See Accompanying Notes to Financial Statements

Pilgrim VIT
Worldwide
Growth
Fund
          PORTFOLIO OF INVESTMENTS as of December 31, 2001 (Continued)
--------------------------------------------------------------------------------
                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------
Aerospace/Defense                                                       0.32%
Agriculture                                                             0.97%
Airlines                                                                1.71%
Apparel                                                                 1.16%
Auto Manufacturers                                                      1.63%
Auto Parts & Equipment                                                  0.35%
Banks                                                                   5.98%
Beverages                                                               0.62%
Biotechnology                                                           2.41%
Building Materials                                                      0.44%
Chemicals                                                               0.46%
Commercial Services                                                     1.98%
Computers                                                               6.06%
Diversified Financial Services                                          4.66%
Electric                                                                0.94%
Electrical Components & Equipment                                       0.44%
Electronics                                                             3.01%
Engineering & Construction                                              0.46%
Food                                                                    1.99%
Forest Products & Paper                                                 0.97%
Healthcare-Products                                                     1.31%
Healthcare-Services                                                     0.73%
Home Builders                                                           0.24%
Home Furnishings                                                        1.47%
Household Products/Wares                                                0.69%
Insurance                                                               1.62%
Internet                                                                2.11%
Iron/Steel                                                              0.23%
Leisure Time                                                            0.98%
Media                                                                   6.78%
Mining                                                                  1.07%
Miscellaneous Manufacturing                                             0.76%
Oil & Gas                                                               2.86%
Oil & Gas Services                                                      1.56%
Pharmaceuticals                                                         4.83%
Real Estate                                                             0.77%
Retail                                                                  4.08%
Semiconductors                                                         10.85%
Software                                                                3.09%
Telecommunications                                                      6.44%
Short-Term Investments                                                 10.41%
Other Assets and Liabilities, Net                                       0.56%
                                                                      ------
Net Assets                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

                         SHAREHOLDER MEETING (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the VIT Worldwide Growth Fund (formerly the ING VIT Global Brand Names Fund) (the "Fund"), held February 22, 2001, at the offices of ING Pilgrim, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

                                          Shares voted
                               Shares      against or      Shares        Total
                              voted for     withheld      abstained      Voted
                              ---------     --------      ---------      -----
VIT Worldwide Growth Fund

1.   Vote on Trustees

     Paul S. Doherty           640,578        3,056           --        643,634
     Alan L. Gosule            640,578        3,056           --        643,634
     Walter H. May             640,578        3,056           --        643,634
     Thomas J. McInerney       640,578        3,056           --        643,634
     Jock Patton               638,742        4,892           --        643,634
     David W.C. Putnam         640,578        3,056           --        643,634
     Blaine E. Rieke           639,784        3,850           --        643,634
     John G. Turner            640,578        3,056           --        643,634
     Richard A. Wedemeyer      640,578        3,056           --        643,634

2. To ratify the appointment of Ernst & Young LLP as independent auditors of the Fund for fiscal year ending December 31, 2001.

                               634,371        1,841        7,422        643,634

                       ADDITIONAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

Tax Information:

There were no dividends paid during the year ended December 31, 2001.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January 2002, the shareholders, excluding corporate shareholders, will have received an IRS Form 1099 DIV regarding the federal tax status of any dividends and distributions received by them in calendar 2001.

Change in Independent Auditors:

As a result of the resignation of Ernst & Young LLP as the Fund's independent auditors, the Audit Committee and the Board of Trustees of the Fund voted to appoint KPMG LLP as the independent auditors for the Fund's year ended December 31, 2001. During the previous period of April 28, 2000 (commencement of operations) to December 31, 2000 the audit report of Ernst & Young LLP contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audit for the previous period, there were no disagreements between the Fund and Ernst & Young LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of Ernst & Young LLP would have caused it to make reference to the disagreements in its report on the financial statements for such period.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Trust are managed under the direction of the Trust's Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Trust is set forth below:

                                                                  Term of Office
     Name, Address                       Position(s)              and Length of
        and Age                        Held with Fund              Time Served
        -------                        --------------              -----------
Non-Interested Directors:

Paul S. Doherty                       Director/Trustee             10-29-99 to
7337 E. Doubletree Ranch Rd.                                       Present
Scottsdale, AZ 85258
Age:67

Walter H. May                         Director/Trustee             10-29-99 to
7337 E. Doubletree Ranch Rd.                                       Present
Scottsdale, AZ 85258
Age: 65

Jock Patton                           Director/Trustee             8-28-95 to
7337 E. Doubletree Ranch Rd.                                       Present
Scottsdale, AZ 85258
Age: 56

David W.C. Putnam                     Director/Trustee             10-29-99 to
7337 E. Doubletree Ranch Rd.                                       Present
Scottsdale, AZ 85258
Age: 62

Blaine E. Rieke                       Director/Trustee             2-26-01 to
7337 E. Doubletree Ranch Rd.                                       Present
Scottsdale, AZ 85258
Age: 68

Richard A. Wedemeyer                  Director/Trustee             2-26-01 to
7337 E. Doubletree Ranch Rd.                                       Present
Scottsdale, AZ 85258
Age: 65

                                                                      Number of
                                          Principal                 Porfolios in                  Other
                                        Occupation(s)               Fund Complex              Directorships
     Name, Address                       during the                  Overseen by                 held by
        and Age                        Past Five Years                Director                   Director
        -------                        ---------------                --------                   --------
Non-Interested Directors:

Paul S. Doherty                President, Doherty, Wallace,              69                         --
7337 E. Doubletree Ranch Rd.   Pillsbury and Murphy, P.C.,
Scottsdale, AZ 85258           Attorneys (1996-2001). Mr. Doherty
Age:67                         was formerly a Director of
                               Tombrands, Inc. (1993-1998)

Walter H. May                  Retired. Mr. May was formerly             69          Mr. May is a Trustee for the Best
7337 E. Doubletree Ranch Rd.   Managing Director and Director of                     Prep Charity (1991 to present)
Scottsdale, AZ 85258           Marketing for Piper Jaffray, Inc., an
Age: 65                        investment banking/underwriting
                               firm.

Jock Patton                    Private Investor. Mr. Patton is           69          Mr. Patton is a Director of
7337 E. Doubletree Ranch Rd.   Director and Chief Executive Officer                  Hypercom Corporation (since
Scottsdale, AZ 85258           of Rainbow Multimedia Group, Inc.                     January 1999), and JDA Software
Age: 56                        (January 1999 to present) and                         Group, Inc. (since January 1999). He
                               President and co-owner of StockVal,                   is also a Director of Buick of
                               Inc. (November 1992 to June 1997).                    Scottsdale, Inc., National Airlines,
                                                                                     Inc., BG Associates, Inc., BK
                                                                                     Entertainment, Inc., and Arizona
                                                                                     Rotorcraft, Inc.

David W.C. Putnam              President and Director of F.L.            69          Mr. Putnam is a Director of Anchor
7337 E. Doubletree Ranch Rd.   Putnam Securities Company, Inc.                       Investment Trust (1973 to 2000),
Scottsdale, AZ 85258           and its affiliates. Mr. Putnam was                    Trustee of the Anchor International
Age: 62                        formerly a Director of Trust Realty                   Bond Trust, Trustee of the Principle
                               Corp. and Bow Ridge Mining                            Equity Market Trust (1996 to
                               Company.                                              present), Trustee of the Progressive
                                                                                     Capital Accumulation Trust (1998 to
                                                                                     present), Director of the Asian
                                                                                     American Bank and Trust Company (1992
                                                                                     to present), Trustee of the Andover
                                                                                     Newton Theological School (1992 to
                                                                                     2001), Trustee of the Mercy Endowment
                                                                                     Foundation (1995 to present) and
                                                                                     member of governing board of the
                                                                                     Ursuline Academy (1994 to present).

Blaine E. Rieke                General Partner of Huntington             69          Mr. Rieke is a Director/Trustee of
7337 E. Doubletree Ranch Rd.   Partners, an investment partnership                   the Morgan Chase Trust Co.
Scottsdale, AZ 85258           (1997 to present). Mr. Rieke was                      (January 1998 to present)
Age: 68                        formerly Chairman and Chief
                               Executive Officer of Firstar Trust
                               Company (1973 to 1996). Mr. Rieke
                               was the Chairman of the Board and
                               a Trustee of each of the former ING
                               Funds.

Richard A. Wedemeyer           Vice President of the Channel             69          Mr. Wedemeyer is a Trustee of the
7337 E. Doubletree Ranch Rd.   Corporation, an importer of                           First Choice Funds (1997 to 2001)
Scottsdale, AZ 85258           specialty alloy aluminum products                     and Touchstone Consulting Group
Age: 65                        (1996 to present). Mr. Wedemeyer                      (1997 to present)
                               was formerly Vice President of
                               Performance Advantage, Inc. (1992
                               to 1996) and Vice President,
                               Operations and Administration, of
                               Jim Henson Productions (1979 to
                               1997). Mr. Wedemeyer was a
                               Trustee of each of the Funds
                               managed by ING Investment
                               Management Co. LLC.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
     Name, Address                       Position(s)              and Length of
        and Age                        Held with Fund              Time Served
        -------                        --------------              -----------
Interested Directors:

Thomas J. McInerney(1)                Director/Trustee             2-26-01 to
7337 E. Doubletree Ranch Rd.                                       Present
Scottsdale, AZ 85258
Age: 45

John G. Turner(2)                     Chairman and                 10-29-99 to
7337 E. Doubletree Ranch Rd.          Director/Trustee             Present
Scottsdale, AZ 85258
Age: 62

                                                                      Number of
                                          Principal                 Porfolios in                  Other
                                        Occupation(s)               Fund Complex              Directorships
     Name, Address                       during the                  Overseen by                 held by
        and Age                        Past Five Years                Director                   Director
        -------                        ---------------                --------                   --------
Interested Directors:

Thomas J. McInerney(1)         General Manager and Chief                 69           Director of the Ameribest Life
7337 E. Doubletree Ranch Rd.   Executive Officer of ING U.S.                          Insurance Co. Equitable Life
Scottsdale, AZ 85258           Worksite Financial Services (since                     Insurance Co., First Columbine Life
Age: 45                        December 2000). Mr McInerney was                       Insurance Co., Golden American Life
                               formerly President of Aetna                            Insurance Co., Life Insurance
                               Financial Services (August 1997 to                     Company of Georgia, Midwestern
                               December 2000), head of National                       United Life Insurance Co., ReliaStar
                               Accounts and Core Sales and                            Life Insurance Co., Security Life of
                               Marketing for Aetna U.S.                               Denver, Security Connecticut Life
                               Healthcare (April 1996 to March                        Insurance Co., Southland Life
                               1997), head of Corporate Strategies                    Insurance Co., USG Annuity and Life
                               for Aetna Inc. (July 1995 to April                     Company, and United Life and
                               1996), and held a variety of line                      Annuity Insurance Co., Inc. (March
                               and corporate staff positions since                    2001 to present). Mr. McInerney is a
                               1978. Mr. McInerney is a member of                     member of the Board of the
                               the Board of the National                              National Commission on Retirement
                               Commission on Retirement Policy,                       Policy, the Governor's Council on
                               the Governor's Council on Economic                     Economic Competitiveness and
                               Competitiveness and Technology of                      Technology of Connecticut, the
                               Connecticut, the Board of Directors                    Board of Directors of the
                               of the Connecticut Business and                        Connecticut Business and Industry
                               Industry Association, the Board of                     Association, the Board of Trustees
                               Trustees of the Bushnell, the Board                    of the Bushnell, the Board for the
                               for the Connecticut Forum, and the                     Connecticut Forum, and the Board
                               Board of the Metro Hartford                            of the Metro Hartford Chamber of
                               Chamber of Commerce, and is                            Commerce, and is Chairman of
                               Chairman of Concerned Citizens for                     Concerned Citizens for Effective
                               Effective Government.                                  Government.

John G. Turner(2)              Mr. Turner is currently a Trustee and     119          Mr. Turner serves as a member of
7337 E. Doubletree Ranch Rd.   Vice Chairman of ING Americas. Mr.                     the Board of ING Americas , Aeltus
Scottsdale, AZ 85258           Turner was formerly Chairman and                       Investment Management, Inc., and
Age: 62                        Chief Executive Officer of ReliaStar                   each of the Aetna Funds. Mr. Turner
                               Financial Corp. and ReliaStar Life                     also serves as Director/Trustee of
                               Insurance Co. (1993 to 2000),                          the Hormel Foods Corporation (May
                               Chairman of ReliaStar United                           2000 to present) and Shopko Stores,
                               Services Life Insurance Company                        Inc. (August 1999 to present).
                               and ReliaStar Life Insurance
                               Company of New York (since 1995),
                               Chairman of Northern Life
                               Insurance Company (since 1992),
                               Chairman and Director/Trustee of
                               the Northstar affiliated investment
                               companies (since October 1993). Mr.
                               Turner was formerly Director of
                               Northstar Investment Management
                               Corporation and its affiliates (1993
                               to 1999).

----------
(1) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(2) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
     Name, Address                       Position(s)              and Length of
        and Age                        Held with Fund              Time Served
        -------                        --------------              -----------
Officers:

James M. Hennessy                     President, Chief             Since
7337 E. Doubletree Ranch Rd.          Executive Officer,           April
Scottsdale, Arizona 85258             and Chief                    1995
Age: 52                               Operating Officer

Mary Lisanti                          Executive Vice               Since
7337 E. Doubletree Ranch Rd.          President and                May
Scottsdale, Arizona 85258             Chief Operating              1998
Age: 45                               Officer --
                                      Domestic Equities;
                                      Senior Portfolio
                                      Manager Pilgrim
                                      Equity Trust,
                                      Pilgrim Growth
                                      Opportunities
                                      Fund, Pilgrim
                                      Mayflower Trust,
                                      and Pilgrim
                                      SmallCap
                                      Opportunities
                                      Fund.

                                                                      Number of
                                          Principal                 Porfolios in                  Other
                                        Occupation(s)               Fund Complex              Directorships
     Name, Address                       during the                  Overseen by                 held by
        and Age                        Past Five Years                Director                   Director
        -------                        ---------------                --------                   --------
Officers:

James M. Hennessy              President and Chief Executive             --                         --
7337 E. Doubletree Ranch Rd.   Officer of each of the Pilgrim Funds
Scottsdale, Arizona 85258      (since February 2001); Chief
Age: 52                        Operating Officer of each of the
                               Pilgrim Funds (since July 2000);
                               Director of ING Pilgrim Group, LLC,
                               ING Pilgrim Investments, LLC, ING
                               Pilgrim Securities, Inc., ING Pilgrim
                               Capital Corporation, LLC, ING
                               Lexington Management
                               Corporation, Lexington Funds
                               Distributor, Inc., Market Systems
                               Research Advisors, Inc., Market
                               Systems Research, Inc., Express
                               America T.C. Corporation, EAMC
                               Liquidation Corp. (since December
                               2000); and President and Chief
                               Executive Officer of ING Pilgrim
                               Investments, LLC, ING Pilgrim
                               Group, LLC, ING Pilgrim Capital
                               Corporation, LLC, ING Lexington
                               Management Corporation, Express
                               America T.C. Corporation, EAMC
                               Liquidation Corp. (since December
                               2000). Formerly Senior Executive
                               Vice President (June 2000 -
                               December 2000) and Secretary
                               (April 1995 - December 2000), ING
                               Pilgrim Capital Corporation, ING
                               Pilgrim Group, Inc., ING Pilgrim
                               Investments, Inc., ING Lexington
                               Management Corporation, Express
                               America T.C. Corporation, EAMC
                               Liquidation Corp.; Senior Executive
                               Vice President (July 2000 - February
                               2001) and Secretary (April 1995 -
                               February 2001) of each of the
                               Pilgrim Funds; Executive Vice
                               President, Pilgrim Capital
                               Corporation and its affiliates (May
                               1998 - June 2000) and Senior Vice
                               President, Pilgrim Capital and its
                               affiliates (April 1995 - April 1998).

Mary Lisanti                   Executive Vice President of the           --                         --
7337 E. Doubletree Ranch Rd.   Pilgrim Funds (since May 1998).
Scottsdale, Arizona 85258      Formerly Portfolio Manager, Strong
Age: 45                        Capital Management; and
                               Managing Director and Head of
                               Small- and Mid-Capitalization
                               Equity Strategies at Bankers Trust
                               Corp. (1993-1996).

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
     Name, Address                       Position(s)              and Length of
        and Age                        Held with Fund              Time Served
        -------                        --------------              -----------
Stanley D. Vyner                      Executive Vice               Since
7337 E. Doubletree Ranch Rd.          President and                July 1996
Scottsdale, Arizona 85258             Chief Investment
Age: 51                               Officer -- Fixed
                                      Income and
                                      International
                                      Equities.

Ralph G. Norton III                   Senior Vice                  Since
7337 E Doubletree Ranch Rd.           President                    August
Scottsdale, Arizona 85258                                          2001
Age: 42

Michael J. Roland                     Senior Vice                  Since
7337 E. Doubletree Ranch Rd.          President and                June
Scottsdale, Arizona 85258             Principal Financial          1998
Age: 43                               Officer.

Robert S. Naka                        Senior Vice                  Since
7337 E. Doubletree Ranch Rd.          President and                August
Scottsdale, Arizona 85258             Assistant                    1995
Age: 38                               Secretary.

Robyn L. Ichilov                      Vice President               Since
7337 E. Doubletree Ranch Rd.          and Treasurer                November
Scottsdale, Arizona 85258                                          1995
Age: 34

Kimberly A. Anderson                  Vice President               Since
7337 E. Doubletree Ranch Rd.          and Secretary                August
Scottsdale, Arizona 85258                                          1999
Age: 37

                                                                      Number of
                                          Principal                 Porfolios in                  Other
                                        Occupation(s)               Fund Complex              Directorships
     Name, Address                       during the                  Overseen by                 held by
        and Age                        Past Five Years                Director                   Director
        -------                        ---------------                --------                   --------
Stanley D. Vyner               Executive Vice President of most of       --                         --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since July 1996).
Scottsdale, Arizona 85258      Formerly President and Chief
Age: 51                        Executive Officer (August 1996 -
                               August 2000), ING Pilgrim
                               Investments.

Ralph G. Norton III            Senior Vice President and Chief           --                         --
7337 E Doubletree Ranch Rd.    Investment Officer, Fixed Income,
Scottsdale, Arizona 85258      ING Pilgrim Investments, LLC (since
Age: 42                        August 2001). Formerly, Senior
                               Market Strategist, Aeltus
                               Investment Management, Inc. (from
                               January 2001 to August 2001). Chief
                               Investment Officer, ING Mutual
                               Funds Management Co. (1990 to
                               January 2001).

Michael J. Roland              Senior Vice President and Principal       --                         --
7337 E. Doubletree Ranch Rd.   Financial Officer (since June 1998)
Scottsdale, Arizona 85258      of the Funds; Senior Vice President
Age: 43                        and Principal Financial Officer (since
                               June 1998) of ING Pilgrim Group,
                               LLC, ING Pilgrim Investments, LLC,
                               and ING Pilgrim Securities, Inc. He
                               served in same capacity from
                               January 1995 - April 1997. Formerly,
                               Chief Financial Officer of Endeaver
                               Group (April 1997 to June 1998).

Robert S. Naka                 Senior Vice President, ING Pilgrim        --                         --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since November
Scottsdale, Arizona 85258      1999) and ING Pilgrim Group, LLC
Age: 38                        (since August 1999); Senior Vice
                               President and Assistant Secretary of
                               the Pilgrim Funds. Formerly Vice
                               President, ING Pilgrim Investments,
                               Inc. (April 1997 - October 1999), ING
                               Pilgrim Group, Inc. (February 1997 -
                               August 1999) and Assistant Vice
                               President, ING Pilgrim Group, Inc.
                               (August 1995-February 1997).

Robyn L. Ichilov               Vice President, ING Pilgrim               --                         --
7337 E. Doubletree Ranch Rd.   Investments, LLC (since August
Scottsdale, Arizona 85258      1997); Accounting Manager (since
Age: 34                        November 1995); Vice President and
                               Treasurer of most of the Pilgrim Funds.

Kimberly A. Anderson           Vice President of ING Pilgrim Group,      --                         --
7337 E. Doubletree Ranch Rd.   LLC (since January 2001) and Vice
Scottsdale, Arizona 85258      President and Secretary of each of
Age: 37                        the Pilgrim Funds (since February
                               2001). Formerly Assistant Vice
                               President and Assistant Secretary of
                               each of the Pilgrim Funds (August
                               1999-February 2001) and Assistant
                               Vice President of ING Pilgrim Group,
                               Inc. (November 1999-January 2001).
                               Ms. Anderson has held various
                               other positions with ING Pilgrim
                               Group, Inc. for more than the last
                               five years.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                  Term of Office
     Name, Address                       Position(s)              and Length of
        and Age                        Held with Fund              Time Served
        -------                        --------------              -----------
Todd Modic                            Assistant Vice               Since
7337 E. Doubletree Ranch Rd.          President                    August
Scottsdale, Arizona 85258                                          2001
Age: 34

Maria M. Anderson                     Assistant Vice               Since
7337 E. Doubletree Ranch Rd.          President                    August
Scottsdale, Arizona 85258                                          2001
Age: 43

                                                                      Number of
                                          Principal                 Porfolios in                  Other
                                        Occupation(s)               Fund Complex              Directorships
     Name, Address                       during the                  Overseen by                 held by
        and Age                        Past Five Years                Director                   Director
        -------                        ---------------                --------                   --------
Todd Modic                     Assistant Vice President of each of       --                         --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since August
Scottsdale, Arizona 85258      2001); Director of Financial
Age: 34                        Reporting ING Pilgrim (since March
                               2001) Formerly Director of Financial
                               Reporting Axient Communications,
                               Inc (since May 2000 - January 2001)
                               and Director of Finance with
                               Rural/Metro Corporation (since
                               March 1995 - May 2000).

Maria M. Anderson              Assistant Vice President of each of       --                         --
7337 E. Doubletree Ranch Rd.   the Pilgrim Funds (since August
Scottsdale, Arizona 85258      2001). Formerly Manager of Fund
Age: 43                        Accounting and Fund Compliance
                               (Since September 1999- November
                               2001); Section Manager of Fund
                               Accounting with Stein Roe Mutual
                               Funds (since July 1998 -August
                               1999) and Financial Reporting
                               Analyst with Stein Roe Mutual
                               Funds (since August 1997 - July 1998.

INVESTMENT MANAGER

ING Pilgrim Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR

ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-6368

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

Prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Variable Annuities Customer Service Desk at 1-800-366-0066. Please read the prospectus carefully before you invest or send money.

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